Cover	Mar. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 01, 2022
Entity Registrant Name	Paya Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-819881
Entity Tax Identification Number	85-2199433
Entity Address, Address Line One	303 Perimeter Center North
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30346
City Area Code	800
Local Phone Number	261-0240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PAYA
Entity Emerging Growth Company	false
Amendment Description	On March 1, 2022, Paya Holdings Inc. (the “Company”) issued a press release announcing its financial results for the three and twelve months ended December 31, 2021. Subsequently, in connection with the Company’s completion of the audit process, the Company made non-cash adjustments to the income tax and Tax Receivable Agreement amounts related to the domestic deferred tax asset valuation allowance. These non-cash adjustments decreased the previously reported net loss for the year ended December 31, 2021 by $2.3 million or $0.01 per diluted share, and increased the net income for the quarter ended December 31, 2021 by $2.3 million or $0.01 per diluted share. Following these adjustments, net loss and net loss per diluted share are $0.8 million and $0.01 for the year ended December 31, 2021, respectively, and net income and net income per diluted share are $4.3 million and $0.03 for the quarter ended December 31, 2021, respectively. There were no changes to the amounts of net sales, gross profit, net cash provided by operating activities, total equity, or adjusted EBITDA previously announced. This information is intended to be furnished under Item 2.02 of Form 8-K, “Results of Operations and Financial Condition” and shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or incorporated by reference in any filing under the Securities Act of 1933, as amended, or the Exchange Act, except as shall be expressly set forth by specific reference in such a filing.
Amendment Flag	true
Entity Central Index Key	0001819881